                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-21527
                                                      ---------

                         THE ENDOWMENT MASTER FUND, L.P.
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                           4265 SAN FELIPE, SUITE 900
                              HOUSTON, TEXAS 77027
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Dechert, LLP
                              Keith Robinson, Esq.
                               1775 I Street, N.W.
                              Washington, DC 20006
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (713) 993-4675
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

          Date of reporting period: July 1, 2004 through June 30, 2005
                                    ----------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

ITEM 1. PROXY VOTING RECORD

     THE INFORMATION CONTAINED HEREIN DISCLOSES THE FOLLOWING INFORMATION FOR EACH MATTER RELATING TO A PORTFOLIO SECURITY CONSIDERED AT ANY SHAREHOLDER MEETING HELD DURING THE PERIOD COVERED BY THE REPORT AND WITH RESPECT TO WHICH THE REGISTRANT WAS ENTITLED TO VOTE:

     (A)  THE NAME OF THE ISSUER OF THE PORTFOLIO SECURITY;

     (B)  THE EXCHANGE TICKER SYMBOL OF THE PRINCIPAL SECURITY;

     (C) THE COUNCIL ON UNIFORM SECURITIES IDENTIFICATION PROCEDURES ("CUSIP") NUMBER FOR THE PORTFOLIO SECURITY;

     (D)  THE SHAREHOLDER MEETING DATE;

     (E)  A BRIEF IDENTIFICATION OF THE MATTER VOTED ON;

     (F)  WHETHER THE MATTER WAS PROPOSED BY THE ISSUER OR BY A SECURITY HOLDER;

     (G)  WHETHER THE REGISTRANT CAST ITS VOTE ON THE MATTER;

     (H) HOW THE REGISTRANT CAST ITS VOTE (E.G., FOR OR AGAINST PROPOSAL, OR ABSTAIN FOR OR WITHHOLD REGARDING ELECTION OF DIRECTORS); AND

     (I)  WHETHER THE REGISTRANT CAST ITS VOTE FOR OR AGAINST MANAGEMENT.

Investment Company Report

MEETING DATE RANGE:  01-JUL-2004  -  30-JUN-2005       REPORT DATE:    8/23/2005
                                                                    Page 1 of 12

THE ENDOWMENT MASTER FUND, L.P.

  ABERDEEN ASIA-PACIFIC INCOME FUND, I

        SECURITY:003009107                               AGENDA NUMBER:932277634

          TICKER:FAX                                     MEETING TYPE: Annual

             ISIN:                                       MEETING DATE: 08-Apr-05

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT


01            DIRECTOR

              1          P. GERALD MALONE             Mgmt                  For                        For


              2          PETER D. SACKS               Mgmt                  For                        For


              3          BRIAN M. SHERMAN             Mgmt                  For                        For

THE ENDOWMENT MASTER FUND, L.P.

  BLACKROCK BROAD INV GRD 2009 TRM TR

        SECURITY:09247Q106                               AGENDA NUMBER:932320118

           TICKER:BCT                                    MEETING TYPE:Annual

              ISIN:                                      MEETING DATE: 26-May-05


PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01           DIRECTOR

             1          FRANK J. FABOZZI             Mgmt                  For                         *



             2          KATHLEEN F. FELDSTEIN        Mgmt                  For                         *


             3          R. GLENN HUBBARD             Mgmt                  For                         *


             4          WALTER F. MONDALE            Mgmt                  For                         *


             5          RALPH L. SCHLOSSTEIN         Mgmt                  For                         *

AN * IN THE FOR/AGAINST MANAGEMENT FIELD INDICATES MANAGEMENT POSITION UNKNOWN SINCE INFORMATION REGARDING NON-U.S. ISSUERS IS NOT READILY AVAILABLE.

THE ENDOWMENT MASTER FUND, L.P.

  BLACKROCK INCOME OPPORTUNITY TRUST

        SECURITY:092475102                               AGENDA NUMBER:932320168

           TICKER:BNA                                    MEETING TYPE: Annual

              ISIN:                                      MEETING DATE: 26-May-05


PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          RICHARD E. CAVANAGH           Mgmt                  For                         *


             2          KATHLEEN F. FELDSTEIN         Mgmt                  For                         *


             3          R. GLENN HUBBARD              Mgmt                  For                         *


             4          J. CLAYBURN LA FORCE JR       Mgmt                  For                         *

AN * IN THE FOR/AGAINST MANAGEMENT FIELD INDICATES MANAGEMENT POSITION UNKNOWN SINCE INFORMATION REGARDING NON-U.S. ISSUERS IS NOT READILY AVAILABLE.

THE ENDOWMENT MASTER FUND, L.P.

  GMO TRUST

        SECURITY:362007601                               AGENDA NUMBER:932266578

           TICKER:GMOEX                                  MEETING TYPE: Special

              ISIN:                                      MEETING DATE: 06-Apr-05

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          DONALD W. GLAZER              Mgmt                  For                       For


             2          JAY O. LIGHT                  Mgmt                  For                       For


             3          W. NICHOLAS THORNDIKE         Mgmt                  For                       For


2B              TO APPROVE THE ELIMINATION            Mgmt                  For                       For
                OF THE FUNDS FUNDAMENTAL
                INVESTMENT RESTRICTION
                WITH RESPECT TO INVESTMENTS
                IN CERTAIN RELATED ISSUERS.

THE ENDOWMENT MASTER FUND, L.P.

  MFS GOVERNMENT MARKETS INCOME TRUST

        SECURITY:552939100                               AGENDA NUMBER:932214137

           TICKER:MGF                                    MEETING TYPE: Annual

              ISIN:                                      MEETING DATE: 07-Oct-04

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          LAWRENCE H. COHN, M.D.        Mgmt                  For                        For


             2          ROBERT J. MANNING             Mgmt                  For                        For


             3          LAWRENCE T. PERERA            Mgmt                  For                        For


             4          ELAINE R. SMITH               Mgmt                  For                        For

02              TO RATIFY THE SELECTION OF            Mgmt                  For                        For
                INDEPENDENT PUBLIC ACCOUNTANTS
                FOR THE CURRENT FISCAL YEAR.

THE ENDOWMENT MASTER FUND, L.P.

  MFS GOVERNMENT MARKETS INCOME TRUST

        SECURITY:552939100                               AGENDA NUMBER:932260172

           TICKER:MGF                                    MEETING TYPE: Annual

              ISIN:                                      MEETING DATE: 23-Mar-05

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          LAWRENCE H. COHN, M.D.        Mgmt                  For                       For


             2          DAVID H. GUNNING              Mgmt                  For                       For


             3          WILLIAM R. GUTOW              Mgmt                  For                       For


             4          MICHAEL HEGARTY               Mgmt                  For                       For


             5          J. ATWOOD IVES                Mgmt                  For                       For


             6          AMY B. LANE                   Mgmt                  For                       For


             7          ROBERT J. MANNING             Mgmt                  For                       For


             8          LAWRENCE T. PERERA            Mgmt                  For                       For


             9          ROBERT C. POZEN               Mgmt                  For                       For


             10         J. DALE SHERRATT              Mgmt                  For                       For


             11         LAURIE J. THOMSEN             Mgmt                  For                       For

THE ENDOWMENT MASTER FUND, L.P.

  MORGAN STANLEY TRUSTS

        SECURITY:61745P106                               AGENDA NUMBER:932240473

           TICKER:GVT                                    MEETING TYPE: Annual

              ISIN:                                      MEETING DATE: 15-Dec-04

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          EDWIN J. GARN                 Mgmt                  For                       For


             2          MICHAEL E. NUGENT             Mgmt                  For                       For

THE ENDOWMENT MASTER FUND, L.P.

  OPPENHEIMER MULTI-SECTOR INCOME TRUS

        SECURITY:683933105                               AGENDA NUMBER:932194739

           TICKER:OMS                                    MEETING TYPE: Annual

              ISIN:                                      MEETING DATE: 23-Jul-04

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          ROBERT G. GALLI               Mgmt                No vote


             2          KENNETH A. RANDALL            Mgmt                No vote


             3          EDWARD V. REGAN               Mgmt                No vote


             4          RUSSELL S. REYNOLDS, JR       Mgmt                No vote

02              RATIFICATION OF SELECTION OF KPMG     Mgmt                No vote
                LLP AS INDEPENDENT CERTIFIED
                PUBLIC ACCOUNTANTS AND AUDITORS
                FOR THE FISCAL YEAR COMMENCING
                NOVEMBER 1, 2003.

THE ENDOWMENT MASTER FUND, L.P.

  PIMCO HIGH INCOME FUND

        SECURITY:722014107                               AGENDA NUMBER:932203172

           TICKER:PHK                                    MEETING TYPE: Annual

              ISIN:                                      MEETING DATE: 09-Sep-04

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          R. PETER SULLIVAN III**       Mgmt                  For                       For


             2          PAUL BELICA***                Mgmt                  For                       For

THE ENDOWMENT MASTER FUND, L.P.

  PUTNAM MASTER INCOME TRUST

        SECURITY:74683K104                               AGENDA NUMBER:932217602

           TICKER:PMT                                    MEETING TYPE: Annual

              ISIN:                                      MEETING DATE: 14-Oct-04

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          J.A. BAXTER                   Mgmt                  For                       For


             2          C.B. CURTIS                   Mgmt                  For                       For


             3          M.R. DRUCKER                  Mgmt                  For                       For


             4          C.E. HALDEMAN, JR.            Mgmt                  For                       For


             5          J.A. HILL                     Mgmt                  For                       For


             6          R.J. JACKSON                  Mgmt                  For                       For


             7          P.L. JOSKOW                   Mgmt                  For                       For


             8          E.T. KENNAN                   Mgmt                  For                       For


             9          J.H. MULLIN, III              Mgmt                  For                       For


             10         R.E. PATTERSON                Mgmt                  For                       For


             11         G. PUTNAM, III                Mgmt                  For                       For


             12         A.J.C. SMITH                  Mgmt                  For                       For


             13         W.T. STEPHENS                 Mgmt                  For                       For


             14         R.B. WORLEY                   Mgmt                  For                       For

THE ENDOWMENT MASTER FUND, L.P.

  PUTNAM MASTER INCOME TRUST

        SECURITY:74683K104                               AGENDA NUMBER:932246160

           TICKER:PMT                                    MEETING TYPE: Special

              ISIN:                                      MEETING DATE: 13-Jan-05

PROP. #        PROPOSAL                                   PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01          APPROVAL OF AN AGREEMENT AND PLAN                Mgmt                  For                        For
            OF REORGANIZATION AND THE
            TRANSACTIONS CONTEMPLATED THEREBY,
            INCLUDING THE TRANSFER OF ALL THE
            ASSETS OF PUTNAM MASTER INCOME TRUST
            TO PUTNAM PREMIER INCOME TRUST IN
            EXCHANGE FOR THE ISSUANCE AND DELIVERY
            OF SHARES OF BENEFICIAL INTEREST OF
            PUTNAM PREMIER INCOME TRUST, AS MORE
            FULLY DESCRIBED IN THE PROXY STATEMENT.

THE ENDOWMENT MASTER FUND, L.P.

  PUTNAM PREMIER INCOME TRUST

        SECURITY:746853100                               AGENDA NUMBER:932246160

           TICKER:PPT                                    MEETING TYPE: Special

              ISIN:                                      MEETING DATE: 13-Jan-05

PROP. #      PROPOSAL                                     PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01           APPROVAL OF AN AGREEMENT AND PLAN               Mgmt                  For                       For
             OF REORGANIZATION AND THE
             TRANSACTIONS CONTEMPLATED THEREBY,
             INCLUDING THE TRANSFER OF ALL OF
             THE ASSETS OF PUTNAM MASTER INCOME
             TRUST TO PUTNAM PREMIER INCOME TRUST
             IN EXCHANGE FOR THE ISSUANCE AND
             DELIVERY OF SHARES OF BENEFICIAL
             INTEREST OF PUTNAM PREMIER INCOME
             TRUST, AS MORE FULLY DESCRIBED IN
             THE PROXY STATEMENT.

THE ENDOWMENT MASTER FUND, L.P.

  STATE STREET RESEARCH EQUITY TRUST

        SECURITY:857919849                               AGENDA NUMBER:932241045

           TICKER:SSGRX                                  MEETING TYPE: Special

              ISIN:                                      MEETING DATE: 24-Jan-05

PROP. #      PROPOSAL                                     PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01           TO APPROVE AN AGREEMENT AND PLAN                 Mgmt                  For                      For
             OF REORGANIZATION PROVIDING FOR THE
             ACQUISITION OF ALL OF THE ASSETS AND
             CERTAIN STATED LIABILITIES OF THE STATE
             STREET RESEARCH GLOBAL RESOURCES FUND,
             A SERIES OF STATE STREET RESEARCH EQUITY
             TRUST, BY THE BLACKROCK GLOBAL RESOURCES
             PORTFOLIO, A SERIES OF BLACKROCK FUNDS

THE ENDOWMENT MASTER FUND, L.P.

  THE NEW AMERICA HIGH INCOME FUND, IN

        SECURITY:641876107                               AGENDA NUMBER:932266150

           TICKER:HYB                                    MEETING TYPE: Annual

              ISIN:                                      MEETING DATE: 28-Apr-05

PROP. #        PROPOSAL                            PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT

01             DIRECTOR

             1          ROBERT F. BIRCH               Mgmt                  For                       For


             2          RICHARD E. FLOOR              Mgmt                  For                       For


             3          MARGUERITE A. PIRET           Mgmt                  For                       For

THE ENDOWMENT MASTER FUND, L.P.

  TOCQUEVILLE TRUST

        SECURITY:888894862                               AGENDA NUMBER:932221827

           TICKER:TGLDX                                  MEETING TYPE: Special

              ISIN:                                      MEETING DATE: 31-Jan-05

PROP. #      PROPOSAL                                     PROPOSED BY         PROPOSAL VOTE         FOR/AGAINST MANAGEMENT


01           TO APPROVE AN INCREASE IN THE TOTAL              Mgmt                 For                        For
             ASSETS THAT THE GOLD FUND CAN INVEST
             IN GOLD BULLION AND OTHER PRECIOUS METALS
             FROM 10% TO 20%


02           TO APPROVE AN AMENDMENT TO THE INVESTMENT        Mgmt                Against                    Against
             ADVISORY AGREEMENT TO INCREASE ADVISORY
             FEE BREAKPOINTS


03           DIRECTOR

           1          LUCILLE G. BONO                         Mgmt                  For                       For


           2          GUY A. MAIN                             Mgmt                  For                       For


           3          INGE HECKEL                             Mgmt                  For                       For


           4          LARRY M. SENDERHAUF                     Mgmt                  For                       For


           5          CHARLES W. CAULKINS                     Mgmt                  For                       For


           6          JAMES W. GERARD                         Mgmt                  For                       For


           7          FRANCOIS SICART                         Mgmt                  For                       For


           8          ROBERT KLEINSCHMIDT                     Mgmt                  For                       For


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: The Endowment Master Fund, L.P.



By: /s/ Jeremy Radcliffe
    ---------------------------------------
      Jeremy Radcliffe
      Chief Compliance Officer

Date:   August 23, 2005
      -------------------------------------